FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:- FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$187,931	$—	$—	$187,931
Marketable securities	360,703	597,354	—	958,057
Foreign currency derivative assets	—	22,128	—	22,128
Financial liabilities:
Foreign currency derivative liabilities	—	(11,222)	—	(11,222)
Contingent consideration (*)	—	—	(89,531)	(89,531)

	$548,634	$608,260	$(89,531)	$1,067,363
(*) Related to Base44 acquisition, as described in Note 3. The contingent consideration liability includes $5,822 classified within accrued expenses and other current liabilities and $83,709 classified within other long-term liabilities on the Company’s consolidated balance sheet.
NOTE 4:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$450,398	$—	$—	$450,398
Marketable securities	282,384	62,344	—	344,728
Foreign currency derivative assets	—	13,144	—	13,144
Financial liabilities:
Foreign currency derivative liabilities	—	(2)	—	(2)

	$732,782	$75,486	$—	$808,268
In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company estimates the fair value of the contingent consideration liability using a Monte Carlo simulation model, which incorporates significant unobservable inputs, including projected revenue-related metrics and revenue volatility (50%), based on the earnout formula specified in the purchase agreement. The contingent consideration liability is classified as Level 3. The valuation assumptions are reviewed regularly and require significant judgment. Changes in business or economic conditions could materially impact the fair value of the liability.

A rollforward of the fair value of the contingent consideration liability for the year ended December 31, 2025 is as follows:

Fair Value

Balance as of December 31, 2024	$—

Acquisition of Base44 (Note 3)	74,100
Change in fair value	15,431

Balance as of December 31, 2025	$89,531
NOTE 4:- FAIR VALUE MEASUREMENTS (Cont.)
Assets Measured at Fair Value on a Non-Recurring Basis
Upon the occurrence of certain events, the Company remeasures the fair value of certain assets on a non-recurring basis. These assets include equity investments in privately held companies for which the Company utilizes the measurement alternative, property, plant and equipment, ROU assets, intangible assets and goodwill.
Investments in Privately Held Companies
As disclosed in Note 2(l), the Company accounts for equity investments in private companies without readily determinable market values using the measurement alternative.
ROU Assets and Related Leasehold Improvements
During the year ended December 31, 2023, ROU assets and related leasehold improvements with an aggregate carrying amount of $39,198 were written down to an aggregate fair value of $13,293, resulting in an impairment charge of $25,905. Refer to Note 18 for additional information. The fair value of these assets, which represents a Level 3 measurement, was estimated using an income approach based on market participant expectations of future sublease income, taking into consideration the estimated time period it will take to obtain a sublease, the sublease rate, and the applicable discount rate, which are considered unobservable inputs.

Assets and Liabilities Measured at Fair Value for Disclosure Purposes Only
Convertible Notes
As of December 31, 2025, the estimated fair value of the 2030 Convertible Notes was $1,021,223. As of December 31, 2024, the estimated fair value of the 2025 Convertible Notes was $555,738. The 2025 Convertible Notes were fully repaid on August 15, 2025. The 2023 Convertible Notes were fully repaid on July 1, 2023. See Note 10 for further information. The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.
Other Assets and Liabilities
The carrying values of the Company’s financial instruments, other than those presented above, including cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals, and accrued expenses and other current liabilities, approximate fair values due to the short-term maturities of these instruments.